Lease liability	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liability

19. Lease liability

	December 31,
	2023	2022
	£000s	£000s
Lease liability - current	179	446
Lease liability - non-current	93	-
Total lease liability	272	446

The lease liability recognized on the face of the balance sheet comprises the Group’s London office, which was renegotiated upon completion of the original term, with the new term beginning in September 2022. The repayment of the principal portion of these lease liabilities for the year-ending December 31, 2023 was £0.2 million (2022: £0.2 million).

There are two short-term leases in Berlin, Germany and seven leases in Hoboken, U. S., not included in the lease liability above. Both leases in Berlin are on a rolling contract basis with either party being able to end the lease with a cancellation notice period of 11.5 months, while the leases in the U. S. are on a rolling contract basis with a notice period of three months, thus allowing exemption using the practical expedient, without significant cost.